Reserves (Tables)	12 Months Ended
Dec. 31, 2018
Reserves
Schedule of amounts recognized in statement of financial position and movements in net defined benefit obligation
USD’000
As at August 1, 2016	27,569
Interest expense recognized in profit or loss	87
Actuarial gains recognized in other comprehensive income	(1,520)
Exchange differences	(1,875)
Contribution to employees	(48)
As at December 31, 2016	24,213
Interest expense recognized in profit or loss	376
Actuarial losses recognized in other comprehensive income	436
Exchange differences	3,455
Contribution to employees	(318)
Balance at December 31, 2017	28,162
Interest expense recognized in profit or loss	314
Actuarial gains recognized in other comprehensive income	(129)
Exchange differences	(1,223)
Contribution to employees	(649)
Balance at December 31, 2018	26,475

Schedule of significant actuarial assumptions

	12/31/18	12/31/17	12/31/16
Discount rate (%)	1.38%	1.18%	1.37%
Inflation rate (%)	1.50%	1.50%	1.50%
Salary growth rate (%)	1.50%	1.50%	1.50%
Labor turnover rate (%)	2.65%	2.65%	2.65%
Probability of request of advances of TFR (%)	1.50%	1.50%	1.50%
Percentage required in case of advance (%)	70.00%	70.00%	70.00%

	12/31/18	12/31/17	12/31/16
Number of employees with TFR	1,390	1,485	1,421
Average age (years)	48	47	46
Average seniority (years)	22	20	20

Schedule of sensitivity analysis of defined benefit obligation

	12/31/18	12/31/17	12/31/16
Discount rate (+0.5%)	-5.59%	-5.85%	-6.05%
Discount rate (-0.5%)	6.07%	6.38%	6.61%
Rate of payments increases (+20%)	-0.33%	-0.65%	-0.57%
Rate of payments decreases (-20%)	0.35%	0.71%	0.63%
Rate of price inflation increases (+0.5%)	3.62%	3.80%	3.94%
Rate of price inflation decreases (-0.5%)	-3.56%	-3.72%	-3.86%
Rate of salary increases (+0.5%)	—%	—%	—%
Rate of salary decreases (-0.5%)	—%	—%	—%
Increase the retirement age (+1 year)	0.40%	0.49%	0.38%
Decrease the retirement age (-1 year)	-0.43%	-0.52%	-0.40%
Increase longevity (+1 year)	—%	—%	—%
Decrease longevity (-1 year)	—%	—%	—%